Investments (Past Due and Interest Accrual Status of Mortgage Loans) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	$ 511	$ 427
Loans and Leases Receivable, Nonperforming, Accrual of Interest	144	73
Nonaccrual	367	360
Commercial
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	3	2
Loans and Leases Receivable, Nonperforming, Accrual of Interest	3	0
Nonaccrual	0	0
Agricultural
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	127	103
Loans and Leases Receivable, Nonperforming, Accrual of Interest	104	73
Nonaccrual	23	46
Residential
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	381	322
Loans and Leases Receivable, Nonperforming, Accrual of Interest	37	0
Nonaccrual	$ 344	$ 314